Shareholder Report, Line Graph (Details) 192396_Amplify Travel Tech ETF_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Feb. 12, 2020	Sep. 30, 2025
Amplify Travel Tech ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Amplify Travel Tech ETF NAV
Accumulated Value	$ 8,222	$ 6,762	$ 6,347	$ 11,351	$ 7,550	$ 10,000	$ 8,960
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	$ 18,358	$ 13,464	$ 11,071	$ 13,097	$ 10,074	$ 10,000	$ 21,588